Average Annual Total Returns (Vanguard Short-Term Bond Index Fund ETF)	Vanguard Short-Term Bond Index Fund Vanguard Short-Term Bond Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions Vanguard Short-Term Bond Index Fund Vanguard Short-Term Bond Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Short-Term Bond Index Fund Vanguard Short-Term Bond Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Based on Market Value Vanguard Short-Term Bond Index Fund Vanguard Short-Term Bond Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Barclays U.S. 1-5 Year Gov Credit Bond Index Vanguard Short-Term Bond Index Fund Vanguard Short-Term Bond Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Barclays U.S. 1-5 Year Gov Credit Float Adjusted Index Vanguard Short-Term Bond Index Fund Vanguard Short-Term Bond Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Spliced Barclays U.S. 1-5 Year Gov Credit Float Adjusted Index Vanguard Short-Term Bond Index Fund Vanguard Short-Term Bond Index Fund - ETF Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.32%	0.76%	0.77%	1.38%	1.42%	1.43%	1.43%
Five Years	2.10%	1.42%	1.39%	2.08%	2.22%	2.23%	2.23%
Since Inception	3.36%	2.47%	2.30%	3.37%	3.42%		3.42%